FINANCIAL INSTRUMENTS (Details 1) $ in Thousands, $ in Thousands, $ in Thousands	Sep. 30, 2024 USD ($)	Sep. 30, 2024 MXN ($)	Sep. 30, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 CAD ($)
Statement [Line Items]
Long-term Investments	$ 1,466			$ 934
Amounts Receivable	3,030			3,303
Accounts Payable And Accrued Liabilities	$ 9,243			$ 11,867
MXN [Member]
Statement [Line Items]
Cash		$ 5,060			$ 13,338
Due from related parties		764			4,558
Long-term Investments		0			0
Reclamation Bonds		0			0
Amounts Receivable		463			18,644
Accounts Payable And Accrued Liabilities		(64,581)			(95,662)
Due To Related Parties		0			0
Finance Lease Obligations		(2,413)			(1,129)
Net Exposure		(60,707)			(60,251)
Us Dollar Equivalent		$ (3,084)			$ (3,567)
CDN [Member]
Statement [Line Items]
Cash			$ 518			$ 70
Due from related parties			0			0
Long-term Investments			1,979			1,236
Reclamation Bonds			6			6
Amounts Receivable			29			26
Accounts Payable And Accrued Liabilities			(44)			(150)
Due To Related Parties			(136)			(135)
Finance Lease Obligations			(584)			(217)
Net Exposure			1,768			836
Us Dollar Equivalent			$ 1,310			$ 577